Registration No. 033-06343

811-04704

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     ☒

Pre-Effective Amendment No.      ☐

Post-Effective Amendment No. 44 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    ☒

Amendment No. 46 ☒ (Check appropriate box or boxes.) ___________________________________

THE PRIMARY TREND FUND, INC. (Exact Name of Registrant as Specified in Charter)

3960 Hillside Drive – Suite 204
Delafield, Wisconsin	53018
(Address of Principal Executive Offices)	(Zip Code)

(262) 303-4850 (Registrant’s Telephone Number, including Area Code)

Lilli Gust	Copy to:
Arnold Investment Counsel Incorporated	Peter D. Fetzer
3960 Hillside Drive – Suite 204	Foley & Lardner LLP
Delafield, Wisconsin 53018	777 East Wisconsin Avenue
(Name and Address of Agent for Service)	Milwaukee, Wisconsin 53202

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a) (2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 44 to the Registration Statement of The Primary Trend Fund, Inc. (the “Company”) on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 43 on Form N-1A filed October 28, 2015, effective as of October 31, 2015. This PEA No. 44 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in the Prospectus filed on October 28, 2015, effective as of October 31, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Delafield and State of Wisconsin on the 18th day of November, 2015.

THE PRIMARY TREND FUND, INC.
(Registrant)

By:	/s/ Lilli Gust
Lilli Gust
President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Lilli Gust	Principal Executive Officer	November 18, 2015
Lilli Gust	and Principal Financial and Accounting Officer

/s/ Barry S. Arnold	Director	November 18, 2015
Barry S. Arnold

/s/ Clark J. Hillery	Director	November 18, 2015
Clark J. Hillery

/s/ William J. Rack	Director	November 18, 2015
William J. Rack

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE